Business Segment and Geographic Data Information (Tables)	12 Months Ended
Dec. 31, 2024
Segment Reporting Information
Sales of Principal Products
Sales of Principal Products:

	Year Ended December 31
	2024	2023	2022
Baby and Child Care	$7,056	$7,054	$7,166
Family Care	3,928	4,024	3,991
Professional	2,152	2,385	2,285
Adult Care	1,864	1,809	1,730
Feminine Care	1,721	1,787	1,695
All Other	84	87	85
Total	$16,805	$17,146	$16,952

Information Concerning Consolidated Operations by Business Segment
The tables below present net sales and the significant expense categories that are included in Segment Operating Profit and regularly provided to our CODM:

	Year Ended December 31, 2024
	NA	IPC	Total
Segment Net Sales	$11,017	$5,743	$16,760
Corporate & Other			45
Total Net Sales			$16,805

Cost of Products Sold	$6,518	$3,755	$10,273
Advertising and Promotion Expense	806	416	1,222
Research, Selling and General Expense	1,151	733	1,884
Other (Income) and Expense, net(a)	—	13	13
Segment Operating Profit	$2,542	$826	$3,368
Corporate & Other			(668)
Total Operating Profit			$2,700

	Year Ended December 31, 2023
	NA	IPC	Total
Segment Net Sales	$10,996	$5,940	$16,936
Corporate & Other			210
Total Net Sales			$17,146

Cost of Products Sold	$6,608	$4,012	$10,620
Advertising and Promotion Expense	739	400	1,139
Research, Selling and General Expense	1,135	759	1,894
Other (Income) and Expense, net(a)	—	96	96
Segment Operating Profit	$2,514	$673	$3,187
Corporate & Other			(1,259)
Total Operating Profit			$1,928

	Year Ended December 31, 2022
	NA	IPC	Total
Segment Net Sales	$10,476	$6,109	$16,585
Corporate & Other			367
Total Net Sales			$16,952

Cost of Products Sold	$6,784	$4,276	$11,060
Advertising and Promotion Expense	608	349	957
Research, Selling and General Expense	968	762	1,730
Other (Income) and Expense, net(a)	—	14	14
Segment Operating Profit	$2,116	$708	$2,824
Corporate & Other			(515)
Total Operating Profit			$2,309
(a)Other (income) and expense, net primarily includes the effects of changes in exchange rates on monetary assets and liabilities for subsidiaries where we have adopted highly inflationary accounting.
Depreciation and amortization expense by segment was:

	Year Ended December 31
	2024	2023	2022
NA	$440	$430	$429
IPC	200	205	199
Total Segment Depreciation and Amortization	640	635	628
Corporate & Other	8	3	3
Total(a)	$648	$638	$631
(a)    Excludes discontinued operations. See Note 3 for depreciation and amortization of discontinued operations.
Capital spending by segment was:

	Year Ended December 31
	2024	2023	2022
NA	$443	$455	$502
IPC	157	196	236
Total Segment Capital Spending	600	651	738
Corporate & Other	5	15	4
Total(a)	$605	$666	$742
(a) Excludes discontinued operations. See Note 3 for capital spending of discontinued operations.